INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill		$ 5,702	$ 6,914
Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		15 years
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		5 years
Proprietary technology | Top of range | Nuclear Technology Services Operations
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		5 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		15 years
Customer relationships | Top of range | Nuclear Technology Services Operations
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		15 years